Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement Of Cash Flows [Abstract]
Net loss	$ (918)	$ (3,766)	$ (5,425)
Adjustments to reconcile net loss to net cash from operating activities:
Provision for loan losses	496	1,129	3,375
Provision for losses on foreclosed assets		962	1,139
Valuation (gain) loss on mortgage servicing rights		(1)	(3)
Depreciation	205	237	384
Amortization, net	437	673	858
Net gains on sales of securitites		(143)	(353)
Originations of loans held for sale	(32,603)	(30,461)	(36,035)
Proceeds from sale of loans held for sale	30,028	31,342	37,072
Net gains on sales of loans	(88)	(404)	(294)
(Gain) loss on disposal of premises and equipment	(1,114)	4
Loss on sale of assets held for sale			2
Gain on sale of foreclosed assets	(28)	(338)	(8)
Earnings on bank owned life insurance	(130)	(132)	(130)
Stock-based compensation expense	159	11	40
Net change in:
Accrued interest receivable and other assets	(409)	(215)	(95)
Accrued interest payable and other liabilities	(169)	142	(46)
Net cash from (used by) operating activities	(4,134)	(960)	481
Cash flows from investing activities
Net increase (decrease) in interest-bearing deposits in other financial institutions	744	(742)	(1,984)
Available-for-sale securities:
Sales		2,144	12,219
Maturities, prepayments and calls	7,690	11,497	9,878
Purchases		(13,447)	(12,473)
Loan originations and payments, net	(54,900)	(4,485)	36,247
Additions to premises and equipment	(341)	(24)	(69)
Proceeds from the sale of assets held for sale	3,187		533
Proceeds from the sale of foreclosed assets	149	1,720	1,000
Proceeds from mortgage insurance on foreclosed assets	14	73
Net cash from (used by) investing activities	(43,457)	(3,264)	45,351
Cash flows from financing activities
Net change in deposits	34,750	(43,621)	(10,417)
Net change in short-term borrowings from the FHLB and other debt	6,526	(5,742)	(8,200)
Net change in advances by borrowers for taxes and insurance	334	82	(54)
Redemption of TARP obligations		(3,000)
Net proceeds from issuance of common stock		20,221
Cost associated with issuance of common stock	(11)
Net cash from (used by) financing activities	41,599	(32,060)	(18,671)
Net change in cash and cash equivalents	(5,992)	(36,284)	27,161
Beginning cash and cash equivalents	25,152	61,436	34,275
Ending cash and cash equivalents	19,160	25,152	61,436
Supplemental cash flow information:
Interest paid	1,956	2,835	3,366
Supplemental noncash disclosures:
Transfers from loans to repossessed assets	246	1,754
Loans issued to finance the sale of repossessed assets		171
Loans transferred from held for sale to portfolio		109
Transfer from premises and equipment to assets held for sale	$ 1,903		$ 167